Short-term bank deposits	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Short-term bank deposits	Note 4 - Short-term bank deposits
	December 31
	2024	2025
	US$ thousands

Short-term bank deposits	-	6,000
Annual interest rate	-	4.6%